Cover Page	Oct. 19, 2026
Document Information [Line Items]
Entity Registrant Name	INVESCO DB MULTI-SECTOR COMMODITY TRUST
Amendment Flag	false
Entity Central Index Key	0001367306
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33229
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	800
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
INVESCO DB ENERGY FUND [Member]
Document Information [Line Items]
Entity Registrant Name	INVESCO DB ENERGY FUND
Entity File Number	001-33240
Entity Tax Identification Number	87-0778060
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	DBE
Security Exchange Name	NYSEArca
INVESCO DB OIL FUND [Member]
Document Information [Line Items]
Entity Registrant Name	INVESCO DB OIL FUND
Entity File Number	001-33242
Entity Tax Identification Number	87-0778062
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	DBO
Security Exchange Name	NYSEArca
INVESCO DB PRECIOUS METALS FUND [Member]
Document Information [Line Items]
Entity Registrant Name	INVESCO DB PRECIOUS METALS FUND
Entity File Number	001-33244
Entity Tax Identification Number	87-0778065
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	DBP
Security Exchange Name	NYSEArca
INVESCO DB BASE METALS FUND [Member]
Document Information [Line Items]
Entity Registrant Name	INVESCO DB BASE METALS FUND
Entity File Number	001-33236
Entity Tax Identification Number	87-0778075
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	DBB
Security Exchange Name	NYSEArca
INVESCO DB AGRICULTURE FUND [Member]
Document Information [Line Items]
Entity Registrant Name	INVESCO DB AGRICULTURE FUND
Entity File Number	001-33238
Entity Tax Identification Number	87-0778078
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	DBA
Security Exchange Name	NYSEArca